Consolidated Balance Sheets - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Current assets
Cash and cash equivalents	$ 3,208,092	$ 8,715,636
Trade accounts receivable, net	1,432,114	1,408,272
Other receivables	870,415	1,231,391
Inventory	1,291,279	1,464,940
Restricted cash	655,739	5,916,743
Prepaid expenses	172,398	175,506
Vessel held for sale	2,814,046	2,671,811
Total current assets	10,444,083	21,584,299
Fixed assets
Vessels, net	105,584,633	88,957,752
Advances for vessels under construction and vessel acquisition deposits	17,753,737	32,701,867
Long-term assets
Restricted cash	5,484,268	4,550,000
Deferred charges, net	426,783	418,034
Other investment	4,000,000	7,396,738
Equity Method Investments		16,515,701
Total long-term assets	133,249,421	150,540,092
Total assets	143,693,504	172,124,391
Current liabilities
Long-term debt, current portion	5,549,218	14,685,766
Loan from related party	11,539	322,703
Trade accounts payable	1,864,263	1,394,874
Accrued expenses	1,312,293	1,203,070
Liabilities from assets held for sale		1,122,208
Deferred revenues	437,322	462,124
Due to related company	11,539	322,703
Derivatives		50,402
Total current liabilities	11,174,635	19,241,147
Long-term liabilities
Long-term debt, net of current portion	44,366,976	25,552,702
Derivatives	240,181	202,700
Total long-term liabilities	44,607,157	25,755,402
Total liabilities	55,781,792	44,996,549
Commitments and contingencies
Preferred shares (par value $0.01, 20,000,000 shares authorized, 33,779 and 35,505 issued and outstanding, respectively)	33,804,948	32,079,249
Shareholders’ equity
Common stock (par value $0.03, 200,000,000 shares authorized, 8,195,760 and 10,876,112 issued and outstanding)	326,283	245,873
Additional paid-in capital	283,757,739	278,833,156
Accumulated deficit	(229,977,258)	(184,030,436)
Total shareholders’ equity	54,106,764	95,048,593
Total liabilities, mezzanine equity and shareholders’ equity	143,693,504	172,124,391
Euroseas Ltd (Member)
Current liabilities
Loan from related party	2,000,000
Due to related company	$ 2,000,000